Basis of Presentation and Summary of Significant Accounting Policies - IPR&D, Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketing and Advertising Expense [Abstract]
Advertising expense	$ 6.8	$ 6.9
IPR&D
Finite-Lived Intangible Assets [Line Items]
Reclassifications	0.0	$ 19.7
Intangible asset impairment, finite-lived	$ 28.9